                           ING INVESTMENT FUNDS, INC.
                                ING MagnaCap Fund

                       Supplement dated November 12, 2003
                        to the ING Investment Funds, Inc.
                    Statement of Additional Information (SAI)
                            Dated September 30, 2003


      Effective November 8, 2003 the management fee payable to ING Investments, LLC was lowered. To reflect this change, the table on page 34 of the SAI is deleted and replaced in its entirety with the table below:

SERIES                                  ANNUAL INVESTMENT MANAGEMENT FEE
------                                  --------------------------------
MagnaCap                                1.00% of the Fund's average daily
                                        net assets on the first $30 million of
                                        net assets. The annual rate is reduced
                                        to 0.75% on net assets from $30 million
                                        to $250 million; to 0.625% on net assets
                                        from $250 million to $450 million; and
                                        to 0.50% on net assets over $450
                                        million.(1) The fees are accrued daily
                                        and paid monthly.

MidCap Opportunities Fund               1.00% of the Fund's average daily net assets.

MidCap Value Fund                       1.00% of the Fund's average daily net assets.

Real Estate Fund                        0.70% of the Fund's average daily net assets.

Disciplined LargeCap Fund               0.70% of the Fund's average daily net assets.

SmallCap Opportunities Fund             1.00% of the Fund's average daily net assets.

SmallCap Value Fund                     1.00% of the Fund's average daily net assets.

Tax Efficient Equity Fund               0.80% of the Fund's average daily net assets.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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1     Prior to November 8, 2003, the Fund paid management fees of 1.00% of the
      Fund's average daily net assets on the first $30 million of net assets; 0.75% on net assets from $30 million to $250 million; 0.625% on net assets from $250 million to $500 million and 0.50% on net assets over $500 million.